Equity (Details)																																					12 Months Ended
	Sep. 24, 2024 $ / shares shares	Sep. 23, 2024 shares	May 28, 2024 $ / shares shares	Mar. 21, 2024 USD ($) $ / shares shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 09, 2024 $ / shares shares	Jan. 11, 2024 USD ($) $ / shares shares	Jan. 09, 2024 $ / shares shares	Sep. 25, 2023 $ / shares shares	Sep. 22, 2023 $ / shares shares	Jul. 21, 2023 USD ($) $ / shares shares	Jun. 03, 2023 $ / shares shares	Apr. 13, 2023 shares	Apr. 12, 2023 $ / shares shares	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 06, 2023 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) shares	Dec. 20, 2022 CNY (¥) shares	Nov. 18, 2022 USD ($) $ / shares shares	Sep. 23, 2022 shares	Sep. 19, 2022 USD ($) shares	Sep. 14, 2022 USD ($) shares	Sep. 08, 2022 $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Jul. 08, 2022 USD ($) shares	Jun. 22, 2022 USD ($) $ / shares shares	Jun. 14, 2022 USD ($) shares	Mar. 18, 2022 USD ($) $ / shares shares	Mar. 02, 2022 shares	Feb. 03, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Jun. 21, 2021 USD ($) shares	May 18, 2021 USD ($) shares	May 23, 2019 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	May 15, 2023 shares	Jun. 14, 2022 CNY (¥)	Jan. 20, 2022 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Equity [Line Items]
Ordinary shares, issued																																					2,044,363	[1]	544,981	[2]
Ordinary shares, par value (in Dollars per share) | $ / shares																																					$ 10		$ 10
Contributed ownership (in Dollars) | $																																														$ 3,620,757	$ 3,885,586
Ordinary shares, authorized																																					100,000,000		100,000,000
Reverse stock split					6,800																												58
Gross proceed from the initial public offering (in Dollars) | $					$ 25,100,000
Ordinary shares par value amount (in Dollars) | $																											$ 2,804							$ 1
Additional paid in capital (in Dollars) | $																											8,493,919	$ 322,400		$ 307,960
Ordinary shares granted																																		6,000
Compensations fair value (in Dollars) | $																												$ 322,500		$ 308,000				$ 213,840
Ordinary shares issued																	9,320	9,320																			340,000
Share holders fair value (in Dollars) | $																																										$ 2,000,091
Ordinary share granted																														400,000
Ordinary share par value (in Dollars per share) | $ / shares																												$ 100
Fair value, agreement (in Dollars) | $																											8,496,724
Consideration of equity interests																																					$ 841,893		$ 830,358		¥ 6,000,000
Total shareholder equity (in Yuan Renminbi) | ¥																										¥ 39,200,000
Issuance of share value (in Dollars) | $																																					$ 35,733,560		$ 92,979,677
Purchase price (in Dollars per share) | $ / shares																$ 0.492
Aggregate ordinary shares																																					5,263,835		14,042,911		14,042,911	739,453
Consideration value (in Dollars) | $																			$ 3,480,000
Subscription price per share (in Dollars per share) | $ / shares																			$ 1
Aggregate proceeds (in Dollars) | $																$ 20,000,000
Purchase price (in Dollars) | $																																					$ 35,733,560		$ 92,979,677
Converted shares						1				1				1									1
Number of shares outstanding																							1
Reverse stock split, description						one-for-five reverse stock split				one-for ten reverse stock split				one-for-ten reverse stock split																							$49,000 per share and $200,000 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024
Income tax net, percentage																																					10.00%
Reserve captial percentage																																					50.00%
Statutory surplus reserve (in Dollars) | $																																					$ 664,100		664,100
Additional Paid-in Capital [Member]
Equity [Line Items]
Additional paid in capital (in Dollars) | $																											$ 2,804
Share holders fair value (in Dollars) | $																																										$ 1,999,821
Issuance of share value (in Dollars) | $																																					$ 19,587,219		$ 92,522,591
Ms. Chen [Member]
Equity [Line Items]
Equity interests																	20.00%	20.00%											55.00%															55.00%
Consideration of equity interests | ¥																		¥ 20,000,000
Chuangying [Member]
Equity [Line Items]
Ordinary shares, issued																																					14,438,584
Equity interests																																					100.00%
Consideration of equity interests | $																																					$ 5,593,049
Reverse Stock [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share) | $ / shares																														$ 40
Board of Directors [Member]
Equity [Line Items]
Reverse stock split					6,800
Granted stock awards								340,000
Remaining vested percentage								50.00%
Board of Directors [Member] | Chuangying [Member]
Equity [Line Items]
Acquired equity interest																										100.00%
Investors [Member]
Equity [Line Items]
Reverse stock split	696
Initial Public Offering [Member]
Equity [Line Items]
Ordinary shares, issued																																			5,575,556
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 4.5
Reverse stock split		56			56				56				56							56
Gross proceed from the initial public offering (in Dollars) | $					$ 21,661,293
Ordinary shares par value amount (in Dollars) | $																																			$ 558
Additional paid in capital (in Dollars) | $																																			$ 21,660,735
Share-Based Payment Arrangement, Nonemployee [Member] | Board of Directors [Member]
Equity [Line Items]
Vesting percentage								50.00%
Minimum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																				$ 0.0001
Shares spilit																																				50,000
Reverse stock per share (in Dollars per share) | $ / shares						$ 0.2				$ 0.02				$ 0.002									$ 0.0001
Increased of ordinary share (in Dollars per share) | $ / shares						0.2				0.2				0.02									0.002
Maximum [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																				$ 1
Shares spilit																																				500,000,000
Reverse stock per share (in Dollars per share) | $ / shares						1				0.2				0.02									0.002
Increased of ordinary share (in Dollars per share) | $ / shares						$ 1				$ 0.02				$ 0.002									$ 0.0001
Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.02
Reverse stock split	12,000				12,000				12,000
Ordinary shares issued	5,200				5,200				5,200			2,600,000
Reverse stock per share (in Dollars per share) | $ / shares	$ 1				$ 1				$ 1
Share incentive plan																																											6,000,000
2024 Omnibus Equity Plan [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1
Ordinary shares issued			3,000,000
Omnibus Equity Plan [Member]
Equity [Line Items]
Reverse stock split																																					210,000
Share incentive plan																																					2,100,000
Youyou [Member]
Equity [Line Items]
Additional paid in capital (in Dollars) | $																																$ 1,999,821
Cash																																	$ 600,000												¥ 4,000,000
Ordinary shares issued																																2,702,826	2,702,826
Share holders fair value (in Dollars) | $																																$ 2,000,091
Youyou [Member] | Agreement [Member]
Equity [Line Items]
Equity interests percentage																																	60.00%												60.00%
Lianbao [Member]
Equity [Line Items]
Reverse stock split	58				58				58				58							58
Ordinary shares issued																															5,823,363		5,823,363
Lianbao [Member] | Agreement [Member]
Equity [Line Items]
Equity interests percentage																																	40.00%												40.00%
E Home Hong Kong [Member]
Equity [Line Items]
Reverse stock split	280				280				280				280							280
Ordinary shares par value amount (in Dollars) | $																	$ 9,320
Additional paid in capital (in Dollars) | $																	$ 2,844,276
Ordinary shares issued																	4,660,129	4,660,129									28,041,992
Zhongrun [Member]
Equity [Line Items]
Reverse stock split	932				932				932				932
Additional paid in capital (in Dollars) | $																	$ 2,844,276
Ordinary shares issued																	4,660,129	4,660,129
Shareholders fair value (in Dollars) | $																	$ 2,853,596
Mr. Xie [Member]
Equity [Line Items]
Reverse stock split	144				144				144				144							144
Consideration of equity interests																									$ 5,590,000	¥ 389,200,000
Average closing price percentage																										130.00%
Closing price per shares (in Dollars per share) | $ / shares																									$ 0.39
Mr. Xie [Member] | Board of Directors [Member]
Equity [Line Items]
Aggregate share																									14,438,584	14,438,584
Mr. Xie [Member] | Share Incentive Plan [Member]
Equity [Line Items]
Reverse stock split								6,800
Reverse stock per share (in Dollars per share) | $ / shares								$ 0.2
Granted stock awards								340,000
Lin Jianying [Member] | Board of Directors [Member]
Equity [Line Items]
Reverse stock split	144				144				144				144							144
Multi Rise Holdings Limited [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																								$ 0.0001
Reverse stock split		164			164				164				164							164
Ordinary shares issued																								16,363,636
Issuance of share value (in Dollars) | $																								$ 3,600,000
Purchase price (in Dollars per share) | $ / shares																								$ 0.22
White Lion Capital LLC [Member]
Equity [Line Items]
Reverse stock split	103				103				103				103							103
Ordinary shares issued																						10,343,064
Issuance of share value (in Dollars) | $																					$ 12,300,000
Aggregate ordinary shares																					1,329,729
Consideration value (in Dollars) | $																						$ 783,303
Investors [Member]
Equity [Line Items]
Reverse stock split					696				696				696
Aggregate share																			3,480,000
Securities Purchase Agreements [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.02
Reverse stock split	36,616			1,000,000			400,000		214,634
Ordinary shares issued				10,000,000			20,000,000				107,317,074
Purchase price (in Dollars per share) | $ / shares															$ 0.383
Subscription price per share (in Dollars per share) | $ / shares				$ 1.2			$ 0.68
Purchase of aggregate shares																40,650,406
Offering expenses (in Dollars) | $				$ 12,000,000							$ 12,000,000				$ 70,118,618
Reverse stock per share (in Dollars per share) | $ / shares					$ 0		$ 10		$ 10
Purchase price (in Dollars) | $							$ 13,600,000
Securities Purchase Agreements [Member] | Investors [Member]
Equity [Line Items]
Reverse stock split					8,130				8,130				8,130
E-Home Pingtan [Member]
Equity [Line Items]
Ordinary shares, issued																																					50,000
Ordinary shares, par value (in Dollars per share) | $ / shares																																					$ 1
Reverse stock split	27				27				27				27							27
Ordinary shares par value amount (in Dollars) | $																																$ 270
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, issued																																				28,000,000
Ordinary shares, authorized																																				500,000,000
Ordinary shares surrendered																																				472,000,000
Reverse stock split	280				280				280				280							280
Ordinary shares issued																											28,041,992	1,000,000	28,041,992
Ordinary shares [Member] | Reverse Stock [Member]
Equity [Line Items]
Reverse stock split	4				4				4				4							4
Ordinary shares [Member] | Restricted Stock [Member]
Equity [Line Items]
Reverse stock split									36,616
Ordinary shares [Member] | Director [Member]
Equity [Line Items]
Reverse stock split	10				10				10				10							10
Ordinary shares [Member] | E Home Hong Kong [Member]
Equity [Line Items]
Reverse stock split	280				280				280				280							280
Cash | ¥																																												¥ 3,000,000
Ordinary shares [Member] | Zhongrun [Member]
Equity [Line Items]
Cash | $																													$ 450,000
Ordinary shares [Member] | Securities Purchase Agreements [Member]
Equity [Line Items]
Reverse stock split					36,616								36,616
Ordinary shares issued															183,077,333
Subscription price per share (in Dollars per share) | $ / shares				$ 10
Additional Paid-in Capital [Member]
Equity [Line Items]
Additional paid in capital (in Dollars) | $																																		$ 213,839

[1]	Retrospectively restated for effect of reverse stock split on September 24, 2024.
[2]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024.